Offerings	Oct. 23, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares(2)
Carry Forward Form Type	N-2
Carry Forward File Number	333-275196
Carry Forward Initial Effective Date	Jan. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $100,000,000 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-275196) initially declared effective on January 16, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $100,000,000 aggregate principal offering price of securities that were previously registered and for which $12,980 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. Debt securities may be issued at an original issue discount or at a premium.
(4)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares(2)
Carry Forward Form Type	N-2
Carry Forward File Number	333-275196
Carry Forward Initial Effective Date	Jan. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $100,000,000 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-275196) initially declared effective on January 16, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $100,000,000 aggregate principal offering price of securities that were previously registered and for which $12,980 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. Debt securities may be issued at an original issue discount or at a premium.
(4)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities(3)
Carry Forward Form Type	N-2
Carry Forward File Number	333-275196
Carry Forward Initial Effective Date	Jan. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $100,000,000 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-275196) initially declared effective on January 16, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $100,000,000 aggregate principal offering price of securities that were previously registered and for which $12,980 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. Debt securities may be issued at an original issue discount or at a premium.
(4)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.

Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights(4)
Carry Forward Form Type	N-2
Carry Forward File Number	333-275196
Carry Forward Initial Effective Date	Jan. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $100,000,000 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-275196) initially declared effective on January 16, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $100,000,000 aggregate principal offering price of securities that were previously registered and for which $12,980 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. Debt securities may be issued at an original issue discount or at a premium.
(4)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Other
Maximum Aggregate Offering Price	$ 100,000,000
Carry Forward Form Type	N-2
Carry Forward File Number	333-275196
Carry Forward Initial Effective Date	Jan. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 12,980.00
Offering Note

(1)	Included as part of Unallocated (Universal) Shelf. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the Registrant is carrying forward $100,000,000 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-275196) initially declared effective on January 16, 2024 (the “Prior Registration Statement”). The Prior Registration Statement carried forward $100,000,000 aggregate principal offering price of securities that were previously registered and for which $12,980 of filing fees were paid pursuant to applicable rates at the time of registration. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
(2)	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
(3)	There is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. Debt securities may be issued at an original issue discount or at a premium.
(4)	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.